UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/09

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    THE BAUPOST GROUP, LLC
Address: 10 ST. JAMES AVENUE
         SUITE 2000
         BOSTON, MA  02116

13F File Number:  28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      PAUL C. GANNON
Title:     CHIEF FINANCIAL OFFICER
Phone:     617-210-8300

Signature, Place, and Date of Signing:

     PAUL C. GANNON     BOSTON, MA     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $1,259,248 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                         FORM 13F

                                                      INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                          ITEM 2          ITEM 3       ITEM 4      ITEM 5       ITEM 6    ITEM 7              ITEM 8
------                          -------         ------      ------- ---------------- --------  --------   --------------------------

                                                            VALUE  SHARES/  SH/ PUT/ INVSTMT OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS     SOLE     SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE ONE INTL INC          COM              018772103    33440  8800000 SH       SOLE                  8800000
AUDIOVOX CORP                  CL A             050757103    11222  1915086 SH       SOLE                  1915086
BPW ACQUISITION CORP           *W EXP 02/26/201 055637110      121   573900 SH       SOLE                   573900
BREITBURN ENERGY PARTNERS LP   COM UT LTD PTN   106776107    65249  8495939 SH       SOLE                  8495939
CAPITALSOURCE INC              COM              14055X102   145415 29798107 SH       SOLE                 29798107
CAPITALSOURCE INC              DBCV 4.000% 7/1  14055XAE2   134846173157000 PRN      SOLE                173157000
CAPITALSOURCE INC              NOTE 7.250% 7/1  14055XAG7    34050 48298000 PRN      SOLE                 48298000
DOMTAR CORP                    COM NEW          257559203    53621  3234071 SH       SOLE                  3234071
ENTERPRISE ACQUISITION CORP    *W EXP 11/07/201 29365R116       63  1250000 SH       SOLE                  1250000
FACET BIOTECH CORP             SHS              30303Q103    40638  4374407 SH       SOLE                  4374407
GHL ACQUISITION CORP           *W EXP 02/14/201 36172H116      813  1250000 SH       SOLE                  1250000
GLOBAL CONSUMER ACQST CORP     *W EXP 11/27/201 378983118      593  2963000 SH       SOLE                  2963000
HORIZON LINES INC              COM              44044K101    11433  2962029 SH       SOLE                  2962029
ISTAR FINL INC                 FRNT 10/0        45031UBF7    25691 67930000 PRN      SOLE                 67930000
ITURAN LOCATION AND CONTROL    SHS              M6158M104    14199  1721066 SH       SOLE                  1721066
KBL HEALTHCARE ACQUIS CORP I   *W EXP 07/18/201 48241N115       64   235000 SH       SOLE                   235000
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500   112732  4222160 SH       SOLE                  4222160
MULTIMEDIA GAMES INC           COM              625453105    12896  2600000 SH       SOLE                  2600000
NEWS CORP                      CL A             65248E104   224106 24600000 SH       SOLE                 24600000
NEWS CORP                      CL B             65248E203     4643   439300 SH       SOLE                   439300
OVERTURE ACQUISITION CORP      *W EXP 01/30/201 G6830P118      150  1000000 SH       SOLE                  1000000
PDL BIOPHARMA INC              COM              69329Y104    99994 12657500 SH       SOLE                 12657500
PROSPECT ACQUISITION CORP      *W EXP 11/14/201 74347T111      208  2500000 SH       SOLE                  2500000
RHI ENTMT INC DEL              COM              74957T104    15633  4900551 SH       SOLE                  4900551
SAPPHIRE INDUSTRIALS CORP      *W EXP 01/17/201 80306T117      806  6200000 SH       SOLE                  6200000
SP ACQUISITION HOLDINGS INC    *W EXP 10/10/201 78470A112       79  1580700 SH       SOLE                  1580700
SYNERON MEDICAL LTD            ORD SHS          M87245102    22285  3086619 SH       SOLE                  3086619
THERAVANCE INC                 NOTE 3.000% 1/1  88338TAA2    30399 41500000 PRN      SOLE                 41500000
THERAVANCE INC                 COM              88338T104   132254  9033741 SH       SOLE                  9033741
TM ENTMT & MEDIA INC           *W EXP 10/17/201 87260T116       53   525000 SH       SOLE                   525000
TREMISIS ENERGY ACQ CORP II    *W EXP 12/05/201 89472N119       39   325000 SH       SOLE                   325000
VIASAT INC                     COM              92552V100    31513  1229057 SH       SOLE                  1229057
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